Basis Of Presentation	6 Months Ended
Jun. 30, 2013
Basis Of Presentation [Abstract]
Basis Of Presentation

NOTE 1 – BASIS OF PRESENTATION

Throughout this report, the terms “our,” “we,” “us,” “Company,” and “RadioShack” refer to RadioShack Corporation, including its subsidiaries. We prepared the accompanying unaudited condensed consolidated financial statements, which include the accounts of RadioShack Corporation and all majority-owned domestic and foreign subsidiaries, in accordance with the rules of the Securities and Exchange Commission (“SEC”). Accordingly, we did not include all of the information and footnotes required by generally accepted accounting principles (“GAAP”) for complete financial statements. In management’s opinion, all adjustments of a normal recurring nature considered necessary for a fair statement are included. However, our operating results for the three and six month periods ended June 30, 2013 and 2012, do not necessarily indicate the results you might expect for the full year. For further information, refer to our consolidated financial statements and management's discussion and analysis of financial condition and results of operations included in our Annual Report on Form 10-K for the year ended December 31, 2012.

Reclassifications: Certain amounts in the June 30, 2012, financial statements have been reclassified to conform to the June 30, 2013, and December 31, 2012, presentations. These reclassifications had no effect on net income, total assets, total liabilities, or total stockholders’ equity as previously reported. The most significant reclassification was a change to our presentation of certain deferred rent in the amount of $25.8 million from a current liability to a non-current liability in our June 30, 2012, Consolidated Balance Sheet to be more consistent with retail industry practice.